                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07700

Morgan Stanley Limited Term Municipal Trust
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
         (Address of principal executive offices)                 (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: March 31, 2005

Date of reporting period: September 30, 2004

Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley Limited Term Municipal Trust performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered. Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund.

Fund Report
For the six-month period ended September 30, 2004

Total Return for the 6-months Ended September 30, 2004

Morgan Stanley Limited Term Municipal Trust	Lehman Brothers Municipal Bond Index (10-Year)[1]	Lipper Intermediate Municipal Debt Funds Index[2]
0.75%	1.66%	0.96%

Market Conditions

The interest-rate environment of the six months ended September 30, 2004, was marked by two divergent periods. Beginning in April, yields trended upward with the release of a surprisingly strong employment report and signals from members of the Federal Open Market Committee (the "Fed") that monetary policy would be tightening. However, from mid-June through September, yields declined as the market digested a summer pause in economic growth. A spike in oil prices to record highs further undermined expectations for a quick return to strong growth. Investors were somewhat comforted by the Fed's indication that the intervals between future rate increases would be measured. The Fed raised short-term interest rates by 75 basis points during the period.

Overall yields on intermediate (10-year maturity) municipal bonds increased slightly during the six-month period. In mid-June, 10-year municipal bond yields reached their highest level in nearly a year before falling throughout the summer. Higher short-term rates flattened the slope of the municipal yield curve between 1 and 10 years by approximately 50 basis points. New issue municipal volume for the first nine months of 2004 was roughly 9 percent lower than in 2003. However, last year set a record, and at the current pace, issuance in 2004 could potentially make it one of the largest yielding years in recent memory.

Performance Analysis

Morgan Stanley Limited Term Municipal Trust underperformed both the Lehman Brothers 10-Year Municipal Bond Index and the Lipper Intermediate Municipal Debt Funds Index for the six months ended September 30, 2004. One of our key strategies in managing the Fund was to keep its overall interest-rate sensitivity lower than that of its benchmark index. This defensive strategy helped performance early in the period when rates rose but had the net effect of hampering total returns over the whole period by limiting the Fund's participation in the rally experienced later in the period.

The Fund remained well-diversified across municipal market sectors during the period, with 92 credits in 15 sectors. We also kept the Fund's credit quality very high; at September 30, 2004, more than 90 percent of the portfolio was rated AA or better.

TOP FIVE SECTORS
Transportation	15.7%
Electric	13.0
Public Facilities	12.0
General Obligation	10.6
Education	10.3

LONG-TERM CREDIT ANALYSIS
Aaa/AAA	78.5%
Aa/AA	14.3
A/A	5.0
Baa/BBB	1.6
NR	0.6

Data as of September 30, 2004. Subject to change daily. All percentages for Top Five Sectors are as a percentage of net assets and all percentages for Long-Term Credit Analysis are as a percentage of long-term investments. Provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

The Fund will normally invest at least 80 percent of its assets in intermediate-term securities that pay interest exempt from federal income taxes. This policy is fundamental and may not be changed without shareholder approval. The Fund's Investment Manager, Morgan Stanley Investment Advisors Inc., generally invests the Fund's assets in municipal obligations. Municipal obligations are bonds, notes or short-term commercial paper issued by state governments, local governments and their respective agencies. In deciding which securities to buy, hold or sell, the Investment Manager considers market, economic and political conditions.

For More Information About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semiannual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public Web site, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public Web site. You may, however, obtain the Form N-Q filings

(as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102. You may obtain copies of a fund's fiscal quarter filings by contacting Morgan Stanley Client Relations at (800) 869-NEWS.

Distribution by Maturity
(% of Long-Term Portfolio) As of September 30, 2004

Weighted Average Maturity:  9 Years(a)

(a)	Where applicable maturities reflect mandatory tenders, puts and call dates.
Portfolio structure is subject to change.

Geographic Summary of Investments
Based on Market Value as a Percent of Net Assets

Alaska	0.6%
Arizona	3.3
California	14.2
Colorado	2.7
Delaware	1.4
Florida	10.2
Georgia	2.0
Hawaii	0.6
Illinois	6.7%
Indiana	0.6
Kentucky	0.6
Maine	1.1
Maryland	3.4
Massachusetts	1.7
Michigan	3.3
Minnesota	1.1
Missouri	5.4%
Nebraska	1.1
New Hampshire	0.9
New Jersey	2.4
New York	10.4
Nevada	2.0
Ohio	2.2
Oregon	1.1
Pennsylvania	4.4%
Puerto Rico	1.0
South Carolina	1.1
Tennessee	0.6
Texas	4.1
Virginia	3.0
Washington	5.8
Joint exemptions*	(0.8)
Total†	98.2%

*	Joint exemptions have been included in each geographic location.
†	The Fund has outstanding short futures contracts with an underlying face amount of $55,937,500 with unrealized depreciation of $335,751.

Performance Summary

Average Annual Total Returns — Period Ended September 30, 2004

	(since 07/12/93)
Symbol	DWLTX
1 Year	2.21%	[3]
5 Years	5.35	[3]
10 Years	5.33	[3]
Since Inception	4.66	[3]

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit morganstanley.com or speak with your financial advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
(1)	The Lehman Brothers Municipal Bond Index (10-Year) measures the performance of municipal bonds rated at least Baa+ by Moody's Investors Service, Inc., and with maturities ranging between 8 and 12 years. Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.
(2)	The Lipper Intermediate Municipal Debt Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Intermediate Municipal Debt Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index.
(3)	Figure shown assumes reinvestment of all distributions. There is no sales charges.

Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for entire period 04/01/04 – 09/30/04.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds that have transactional costs, such as sales charges (loads), and redemption fees, or exchange fees.

	BEGINNING ACCOUNT VALUE	ENDING ACCOUNT VALUE	EXPENSES PAID DURING PERIOD*
	04/01/04	09/30/04	04/01/04 – 09/30/04
Actual (0.75% return)	$1,000.00	$1,007.50	$3.37
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.71	$3.40

*	Expenses are equal to the Fund's annualized expense ratio of 0.67% multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Morgan Stanley Limited Term Municipal Trust

Portfolio of Investments September 30, 2004 (unaudited)

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Tax-Exempt Municipal Bonds (91.3%)
	General Obligation (10.6%)
$1,000	Pueblo School District No 60, Colorado, Ser 2002 (FSA)	5.375%	12/15/14	$1,140,290
2,000	Sussex County, Delaware, Ser 2003 (Ambac)	5.00	10/15/11	2,227,460
5,000	Cook County, Illinois, Ser 2004 A (Ambac)	5.00	11/15/15	5,529,400
	Du Page County Community Unit School District No 200, Illinois,
1,600	Wheaton Warrenville Ser 2003 C (FSA)	5.25	10/01/14	1,793,232
1,465	Wheaton Warrenville Ser 2003 C (FSA)	5.25	10/01/15	1,629,813
1,000	Massachusetts, Ser 2001 D (MBIA)	6.00	11/01/13	1,186,940
1,000	New York City, New York, 2003 Ser C (FSA)	5.25	08/01/11	1,126,040
2,000	Allegheny County, Pennsylvania, Refg Ser C-56 (FSA)	5.00	10/01/14	2,234,700
2,000	Bellevue School District No 405, Washington, Ser 2002 (FGIC)	5.00	12/01/15	2,173,680
2,000	Spokane School District No 81, Washington, Ser 2003 (FSA)	5.25	12/01/13	2,248,860
19,065				21,290,415
	Educational Facilities Revenue (10.3%)
1,000	Arizona Board of Regents, University of Arizona Ser 2001 A COPs (Ambac)	5.50	06/01/18	1,119,260
3,000	Miami-Dade County Educational Facilities, Florida, University of Miami Ser 2004 A (Ambac)	5.00	04/01/16	3,288,660
3,000	University of Illinois, Ser 2003 COPs (Ambac)	5.00	10/01/14	3,328,350
1,000	Purdue University, Indiana, Student Facilities, Ser 2003 A	5.375	07/01/14	1,125,000
2,000	University of Maine, Ser 2002 (FSA)	5.375	03/01/12	2,273,200
1,000	New Jersey Educational Facilities Authority, Rowan University Ser 2003 I (FGIC)	5.25	07/01/14	1,123,280
2,500	New York State Dormitory Authority, New York, Columbia University Ser 2004 C (Mandatory Tender 07/01/07)	5.00	07/01/29	2,687,150
1,000	Pennsylvania State University, Refg Ser 2002	5.25	08/15/13	1,133,700
1,000	Swarthmore Borough Auithority, Pennsylvania, Swarthmore College Ser 2002	5.25	09/15/14	1,125,510
1,000	Southwest Higher Education Authority, Texas, Southern Methodist University Ser 2002 (Ambac)	5.50	10/01/13	1,137,650
2,000	Texas Tech University, Refg & Impr Ser 2003 (Ambac)	5.25	02/15/15	2,220,620
18,500				20,562,380
	Electric Revenue (13.0%)
1,000	Arizona Power Authority, Hoover Uprating Refg Ser 2001A	5.25	10/01/16	1,135,100
	California Department of Water Resources,
1,000	Power Supply Ser 2002 A (MBIA)	5.50	05/01/13	1,141,470
2,000	Power Supply Ser 2002 A (Ambac)	5.50	05/01/14	2,284,960

See Notes to Financial Statements

Morgan Stanley Limited Term Municipal Trust

Portfolio of Investments September 30, 2004 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
$2,000	Jacksonville Electric Authority, Florida, St Johns River Power Park Refg Issue 2 Ser 17	5.25%	10/01/13	$2,226,480
1,000	Kissimmee Authority, Florida, Refg and Impr Ser 2003 (FSA)	5.25	10/01/12	1,133,910
1,400	Orlando Utilities Commission, Florida, Refg Ser 2004	5.25	07/01/09	1,557,192
2,000	Municipal Electric Authority of Georgia, Combustion Turbine Ser 2002 A (MBIA)	5.25	11/01/14	2,244,720
2,000	Michigan Public Power Agency, Belle River Refg 2002 Ser A (MBIA)	5.25	01/01/12	2,251,680
2,000	Southern Minnesota Municipal Agency, Power Ser 2002 A (Ambac)	5.00	01/01/12	2,225,120
2,000	Nebraska Public Power District, 2003 Ser A (Ambac)	5.00	01/01/15	2,192,000
1,000	Long Island Power Authority, New York, Ser 1998 B (MBIA)	5.125	04/01/11	1,095,090
3,000	Ohio Municipal Electric Generation Agency, American Municipal Power-Ohio Inc Refg 2004 (Ambac)	5.00	02/15/16	3,272,910
1,000	South Carolina Public Service Authority, Refg Ser 2002 D (FSA)	5.25	01/01/15	1,109,690
1,000	Memphis, Tennesse, Jr Lien Refg Ser 2002	5.00	12/01/10	1,109,050
1,000	Seattle, Washington, Municipal Light & Power Refg Ser 2001	5.625	12/01/14	1,099,820
23,400				26,079,192
	Hospital Revenue (4.2%)
5,000	California Statewide Communities Development Authority, Kaiser Permamente 2004 Ser I (Mandatory Tender 05/01/11)	3.45	04/01/35	4,940,100
1,000	Alachua County Health Facilities Authority, Florida, Shands Teaching Hospital & Clinics Ser 1996 A (MBIA)	6.25	12/01/11	1,176,720
1,000	Tampa, Florida, Catholic Health East Ser 1998 A-1 (MBIA)	5.50	11/15/14	1,147,710
1,000	Maryland Health & Higher Educational Facilities Authority, Medlantic/Helix Ser 1998 A (FSA)	5.25	08/15/12	1,093,410
8,000				8,357,940
	Industrial Development/Pollution Control Revenue (3.6%)
1,000	California Pollution Control Financing Authority, San Diego Gas & Electric Co 1996 Ser A	5.90	06/01/14	1,066,600
1,000	Massachusetts Industrial Finance Agency, Eastern Edison Co Refg Ser 1993	5.875	08/01/08	1,013,210
3,000	Clark County Pollution Control Financing Authority, Nevada, Southern California Edison Co 2000 Ser C (AMT) (Mandatory Tender 03/02/09)	3.25	06/01/31	2,976,510
2,000	Chesterfield County Industrial Development Authority, Virginia, Virginia Electric & Power Co Ser 1985	5.50	10/01/09	2,137,140
7,000				7,193,460
	Mortgage Revenue – Single Family (0.5%)
1,000	Virginia Housing Development Authority, 2001 Ser J (MBIA)	4.75	01/01/12	1,062,180

See Notes to Financial Statements

Morgan Stanley Limited Term Municipal Trust

Portfolio of Investments September 30, 2004 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Nursing & Health Related Facilities Revenue (0.8%)
$1,400	New York State Dormitory Authority, Department of Health Ser 2004	5.25%	07/01/14	$1,564,066
	Public Facilities Revenue (12.0%)
2,000	Arizona School Facilities Board, Ser 2003 A COPs (MBIA)	5.25	09/01/14	2,234,400
3,000	Manatee County School District, Florida, Sales Tax Ser 2003 (Ambac)	5.00	10/01/15	3,312,030
2,000	Orange County School Board, Florida, Ser 2001 A COPs (Ambac)	5.25	08/01/14	2,238,460
595	Kentucky Property & Buildings Commission, Proj # 69 Ser A (FSA)	5.25	08/01/15	658,933
1,000	Michigan Building Authority, Police Communication Ser 2001	5.50	10/01/12	1,153,250
2,000	Kansas City School District, Missouri, Elementary School Refg Ser 2003 B (FGIC)	5.00	02/01/14	2,210,900
2,000	Missouri Board of Public Buildings, Ser A 2003	5.50	10/15/13	2,309,720
3,000	Erie County Industrial Development Agency, New York, School District of Buffalo Ser 2003 (FSA)	5.75	05/01/14	3,485,160
1,000	New York State Urban Development Corporation, Correctional & Youth Facilities Refg Ser 2003 A (Mandatory Tender 01/01/09)	5.25	01/01/21	1,094,470
1,000	Ohio Building Authority, Highway Safety Building 2001 Ser A	5.50	10/01/15	1,129,220
2,000	Oregon Department of Administrative Services, State Lottery Refg Ser 2004 A (FSA)	5.00	04/01/15	2,210,940
2,000	Puerto Rico Public Buildings Authority, Government Ser K (MBIA) (Mandatory Put 07/01/07)	4.00	07/01/26	2,096,580
21,595				24,134,063
	Recreational Facilities Revenue (0.9%)
1,575	Detroit, Michigan, CoBo Hall Ser 2003 (MBIA)	5.00	09/30/13	1,741,320
	Resource Recovery Revenue (4.4%)
3,000	Northeast Maryland Waste Disposal Authority, Montgomery County Refg Ser 2003 (AMT) (Ambac)	5.50	04/01/12	3,341,610
1,000	Massachusetts Development Finance Agency, SEMASS Ser 2001 A (MBIA)	5.625	01/01/12	1,136,730
3,000	Harrisburg Authority, Pennsylvania, Ser D 2003 (FSA) (Mandatory Put 10/01/13)	5.00	12/01/33	3,305,670
1,000	Montgomery County Industrial Development Authority, Pennsylvania, Refg 2002 Ser A (MBIA)	5.00	11/01/10	1,105,260
8,000				8,889,270
	Tax Allocation Revenue (1.7%)
3,000	Burbank Public Financing Authority, California, 2003 Ser A (Ambac)	5.25	12/01/14	3,375,030

See Notes to Financial Statements

Morgan Stanley Limited Term Municipal Trust

Portfolio of Investments September 30, 2004 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	Transportation Facilities Revenue (15.7%)
$1,000	Alaska International Airports, Ser 2002 B (Ambac)	5.75%		10/01/13	$1,150,220
	Long Beach, California,
2,500	Harbor ROLS – II-R 262 (AMT) (FGIC)	8.17	‡	05/15/14	2,889,750
2,500	Harbor ROLS – II-R 262 (AMT) (FGIC)	8.17	‡	05/15/15	2,860,875
2,800	Orange County Transportation Authority, California, Toll Road Refg Ser 2003 A (Ambac)	5.25		08/15/14	3,157,056
2,000	Colorado Department of Transportation, Refg Ser 2002 B (MBIA)	5.00		06/15/11	2,214,560
500	Delaware River & Bay Authority, Delaware & New Jersey, Refg Ser 2004 (Ambac)**	5.00		01/01/13	555,410
1,000	Greater Orlando Aviation Authority, Florida, Ser 1997 (AMT) (FGIC)	5.75		10/01/11	1,124,800
2,000	Miami-Dade County Aviation, Florida, Miami Int'l Airport Ser 2003 D (AMT) (MBIA)	5.00		10/01/12	2,172,900
1,145	Southwestern Development Authority, Illinois, Tri-City Regional Port District Refg Ser 2003 A (AMT)	4.90		07/01/14	1,150,027
2,000	Maryland Department of Transportation, Ser 2003	5.25		12/15/14	2,293,520
1,000	Missouri Highways & Transportation Commission, Ser A 2000	5.625		02/01/15	1,128,860
1,100	St Louis, Missouri, Lambert-St Louis Int'l Airport Ser 2003 A (FSA)	5.25		07/01/12	1,226,896
1,000	Clark County, Nevada, Aviation Fuel Tax Ser 2003 C (AMT) (Ambac)	5.00		07/01/13	1,079,690
1,750	New Hampshire, Turnpike Refg Ser 2003 (Ambac)	5.00		02/01/16	1,898,102
1,500	Port Authority of New York & New Jersey, Cons 99th Ser (AMT) (FGIC)**	5.75		05/01/15	1,542,150
2,000	Metropolitan Transportation Authority, New York, Transportation Ser 2003 A (FGIC)	5.00		11/15/13	2,238,340
1,000	Triborough Bridge & Tunnel Authority, New York, Ser 2001 A	5.25		01/01/14	1,113,900
1,500	Richmond Metropolitan Authority, Virginia, Ser 2002 (FGIC)	5.25		07/15/13	1,699,770
28,295					31,496,826
	Water & Sewer Revenue (6.6%)
2,000	Arizona Water Infrastructure Finance Authority, Water Quality Ser 2004 A	5.00		10/01/17	2,195,540
1,000	Jacksonville Electric Authority, Florida, Water & Sewer Refg Ser 2004 A (FGIC)	5.00		10/01/16	1,095,160
1,500	Clayton County Water Authority, Georgia, Refg Ser 2003	5.25		05/01/14	1,701,960
1,000	Honolulu City & County, Hawaii, Wastewater Jr Ser 1998 (FGIC)	5.25		07/01/13	1,109,160
1,400	Detroit, Michigan, Sewage Refg Ser 2003 A (FSA)	5.00		07/01/14	1,539,342
2,000	Passaic Valley Sewage Commission, New Jersey, Sewer Ser 2003 (FGIC)	5.00		12/01/14	2,217,760
1,000	Western Carolina Sewer Authority, South Carolina, Ser 2001 (FSA)	5.375		03/01/16	1,109,970

See Notes to Financial Statements

Morgan Stanley Limited Term Municipal Trust

Portfolio of Investments September 30, 2004 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE		VALUE
$1,000	Houston, Texas, Combined Utility First Lien Refg Ser 2004 A (MBIA)	5.25%		05/15/10		$1,116,620
1,000	Fairfax County Water Authority, Virginia, Refg Ser 2002	5.50		04/01/14		1,142,520
11,900						13,228,032
	Other Revenue (5.2%)
5,000	California, Economic Recovery Ser 2004 A (MBIA)	5.00		07/01/12		5,578,850
1,500	Nassau County Interim Authority, New York, Sales Tax Ser 2003 A (Ambac)††	5.00		11/15/15		1,656,510
3,000	Tobacco Settlement Financing Corporation, New York, State Contingency Ser 2003 B	5.50		06/01/15		3,292,230
9,500						10,527,590
	Refunded (1.8%)
1,000	San Diego Unified School District, California, 1998 Ser E (FSA)	5.25		07/01/13	†††	1,133,830
1,800	Colorado Department of Transportation, Ser 2003 A (Ambac)	5.25		12/15/13	†	2,053,188
405	Kentucky Property & Buildings Commission, Proj # 69 Ser A (FSA)	5.25		08/01/11	†	457,933
3,205						3,644,951
165,435	Total Tax-Exempt Municipal Bonds (Cost $178,673,746)					183,146,715
	Short-Term Tax-Exempt Municipal Obligations (6.9%)
4,000	Missouri Health & Educational Facilities Authority, Cox Health Ser 1997 (MBIA) (Demand 10/01/04)	1.70	*	06/01/15		4,000,000
3,825	North Central Texas Health Facilities Development Corporation, Presbyterian Medical Center Ser 1985 D (MBIA) (Demand 10/01/04)	1.66	*	12/01/15		3,825,000
6,070	Washington Health Care Facilities Authority, Virginia Mason Medical Center Ser 1997 B (MBIA) (Demand 10/01/04)	1.66	*	02/15/27		6,070,000
13,895	Total Short-Term Tax-Exempt Municipal Obligations (Cost $13,895,000)					13,895,000
$179,330	Total Investments (Cost $192,568,746) (a) (b)			98.2%		197,041,715
	Other Assets in Excess of Liabilities			1.8		3,564,741
	Net Assets			100.0%		$200,606,456

See Notes to Financial Statements

Morgan Stanley Limited Term Municipal Trust

Portfolio of Investments September 30, 2004 (unaudited) continued

AMT	Alternative Minimum Tax.
COPs	Certificates of Participation.
ROLS	Reset Option Longs.
†	Prerefunded to call date shown.
††	A portion of this security has been physically segregated in connection with open futures contracts in the amount of $420,000.
†††	Subject to crossover refunding on date shown.
‡	Current coupon rate for inverse floating rate municipal obligation. This rate resets periodically as the auction rate on the related security changes. Positions in inverse floating rate municipal obligations have a total value of $5,750,625 which represents 2.9% of net assets.
*	Current coupon of variable rate demand obligation.
**	Joint exemption in locations shown.
(a)	Securities have been designated as collateral in an amount equal to $55,183,124 in connection with open futures contracts.
(b)	The aggregate cost for federal income tax purposes is $192,566,582. The aggregate gross unrealized appreciation is $4,966,447 and the aggregate gross unrealized depreciation is $491,314, resulting in net unrealized appreciation of $4,475,133.
Bond Insurance:
Ambac	Ambac Assurance Corporation.
FGIC	Financial Guaranty Insurance Company.
FSA	Financial Security Assurance Inc.
MBIA	Municipal Bond Investors Assurance Corporation.

Futures Contracts Open at September 30, 2004:

NUMBER OF CONTRACTS	LONG/SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED DEPRECIATION
200	Short	U.S. Treasury Note 5 Yr December 2004	$(22,150,000)	$(42,738)
300	Short	U.S. Treasury Note 10 Yr December 2004	(33,787,500)	(293,013)
	Total unrealized depreciation			$(335,751)

See Notes to Financial Statements

Morgan Stanley Limited Term Municipal Trust

Financial Statements

Statement of Assets and Liabilities

September 30, 2004 (unaudited)

Assets:
Investments in securities, at value (cost $192,568,746)	$197,041,715
Cash	9,264
Receivable for:
Interest	3,069,522
Shares of beneficial interest sold	604,949
Variation margin	46,875
Prepaid expenses and other assets	45,701
Total Assets	200,818,026
Liabilities:
Payable for:
Investment management fee	81,928
Dividends to shareholders	33,191
Shares of beneficial interest redeemed	22,864
Accrued expenses and other assets	73,587
Total Liabilities	211,570
Net Assets	$200,606,456
Composition of Net Assets:
Paid-in-capital	$197,884,866
Net unrealized appreciation	4,137,218
Accumulated undistributed net investment income	2,164
Accumulated net realized loss	(1,417,792)
Net Assets	$200,606,456
Net Asset Value Per Share, 18,295,613 shares outstanding (unlimited shares authorized of $.01 par value)	$10.96

See Notes to Financial Statements

Morgan Stanley Limited Term Municipal Trust

Financial Statements continued

Statement of Operations

For the six months ended September 30, 2004 (unaudited)

Net Investment Income:
Interest Income	$3,725,581
Expenses
Investment management fee	492,416
Transfer agent fees and expenses	72,566
Professional fees	30,998
Shareholder reports and notices	22,574
Registration fees	19,054
Custodian fees	6,286
Trustees' fees and expenses	4,075
Other	11,093
Total Expenses	659,062
Less: expense offset	(6,038)
Net Expenses	653,024
Net Investment Income	3,072,557
Net Realized and Unrealized Gain (Loss):
Net Realized Loss on:
Investments	(1,187,930)
Futures contracts	(394,187)
Net Realized Loss	(1,582,117)
Net Change in Unrealized Appreciation/Depreciation on:
Investments	(726,202)
Futures contracts	502,749
Net Depreciation	(223,453)
Net Loss	(1,805,570)
Net Increase	$1,266,987

See Notes to Financial Statements

Morgan Stanley Limited Term Municipal Trust

Financial Statements continued

Statement of Changes in Net Assets

	FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2004	FOR THE YEAR ENDED MARCH 31, 2004
	(unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$3,072,557	$5,296,053
Net realized gain (loss)	(1,582,117)	1,406,586
Net change in unrealized depreciation	(223,453)	(241,330)
Net Increase	1,266,987	6,461,309
Dividends to shareholders from net investment income	(3,072,368)	(5,295,549)
Net increase (decrease) from transactions in shares of beneficial interest	(3,721,118)	61,028,007
Net Increase (Decrease)	(5,526,499)	62,193,767
Net Assets:
Beginning of period	206,132,955	143,939,188
End of Period (Including accumulated undistributed net investment income of $2,164 and $1,975, respectively)	$200,606,456	$206,132,955

See Notes to Financial Statements

Morgan Stanley Limited Term Municipal Trust

Notes to Financial Statements September 30, 2004 (unaudited)

1.   Organization and Accounting Policies

Morgan Stanley Limited Term Municipal Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's investment objective is to provide a high level of current income which is exempt from federal income tax, consistent with the preservation of capital and prescribed standards of quality and maturity. The Fund was organized as a Massachusetts business trust on February 25, 1993 and commenced operations on July 12, 1993.

The following is a summary of significant accounting policies:

A.   Valuation of Investments — (1) portfolio securities are valued by an outside independent pricing service approved by the Trustees. The pricing service uses both a computerized grid matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the mean between the last reported bid and asked price. The portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. The Trustees believe that timely and reliable market quotations are generally not readily available for purposes of valuing tax-exempt securities and that the valuations supplied by the pricing service are more likely to approximate the fair value of such securities; (2) futures are valued at the latest sale price on the commodities exchange on which they trade unless it is determined that such price does not reflect their market value, in which case they will be valued at their fair value as determined in good faith under procedures established by and under the supervision of the Trustees; and (3) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B.   Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C.   Futures Contracts — A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains and losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Morgan Stanley Limited Term Municipal Trust

Notes to Financial Statements September 30, 2004 (unaudited) continued

D.   Federal Income Tax Policy — It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

E.   Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

F.   Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2.   Investment Management Agreement

Pursuant to an Investment Management Agreement with Morgan Stanley Investment Advisors Inc. (the "Investment Manager"), the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 0.50% to the Fund's net assets determined as of the close of each business day.

3.   Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended September 30, 2004 aggregated $19,284,011 and $33,948,765, respectively. Included in the aforementioned transactions are purchases of $6,005,285 from other Morgan Stanley funds.

Morgan Stanley Trust, an affiliate of the Investment Manager, is the Fund's transfer agent.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. Aggregate pension costs for the six months ended September 30, 2004 included in Trustees' fees and expenses in the Statement of Operations amounted to $2,832. At September 30, 2004, the Fund had an accrued pension liability of $47,240 which is included in accrued expenses in the Statement of Assets and Liabilities. On December 2, 2003, the Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003.

Effective April 1, 2004, the Fund began an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

Morgan Stanley Limited Term Municipal Trust

Notes to Financial Statements September 30, 2004 (unaudited) continued

4.   Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

	FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2004		FOR THE YEAR ENDED MARCH 31, 2004
	(unaudited)
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	2,976,665	$32,326,013	11,875,072	$131,331,901
Reinvestment of dividends	195,929	2,125,540	332,279	3,670,155
	3,172,594	34,451,553	12,207,351	135,002,056
Redeemed	(3,524,514)	(38,172,671)	(6,695,164)	(73,974,049)
Net increase (decrease)	(351,920)	$(3,721,118)	5,512,187	$61,028,007

5.   Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

At March 31, 2004, the Fund had a net capital loss carryforward of $226,959 which will expire on March 31, 2005 to offset future capital gains to the extent provided by regulations.

As of March 31, 2004, the Fund had temporary book/tax differences primarily attributable to post-October losses (capital losses incurred after October 31 within the taxable year which are deemed to arise on the first business day of the Fund's next taxable year) and capital loss from the mark-to-market of futures contracts.

6.   Expense Offset

The expense offset represents a reduction of the custodian fees for earnings on cash balances maintained by the Fund.

7.   Risks Relating to Certain Financial Instruments

The Fund may invest a portion of its assets in residual interest bonds, which are inverse floating rate municipal obligations. The prices of these securities are subject to greater market fluctuations during periods of changing prevailing interest rates than are comparable fixed rate obligations.

Morgan Stanley Limited Term Municipal Trust

Notes to Financial Statements September 30, 2004 (unaudited) continued

To hedge against adverse interest rate changes, the Fund may invest in financial futures contracts or municipal bond index futures contracts ("futures contracts").

These futures contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the value of the underlying securities. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

8.   Legal Matters

The Investment Manager, certain affiliates of the Investment Manager, certain officers of such affiliates and certain investment companies advised by the Investment Manager or its affiliates, including the Fund, are named as defendants in a number of similar class action complaints which were recently consolidated. This consolidated action also names as defendants certain individual Trustees and Directors of the Morgan Stanley funds. The consolidated amended complaint generally alleges that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Manager and certain affiliates of the Investment Manager allegedly offered economic incentives to brokers and others to recommend the funds advised by the Investment Manager or its affiliates to investors rather than funds managed by other companies, and (ii) that the funds advised by the Investment Manager or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their efforts to recommend these funds to investors. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants have moved to dismiss the action and intend to otherwise vigorously defend it. While the Fund believes that it has meritorious defenses, the ultimate outcome of this matter is not presently determinable at this early stage of the litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of this matter.

Morgan Stanley Limited Term Municipal Trust

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2004		FOR THE YEAR ENDED MARCH 31,
			2004		2003		2002		2001		2000
	(unaudited)
Selected Per Share Data:
Net asset value, beginning of period	$11.05		$10.96		$10.30		$10.37		$9.96		$10.34
Income (loss) from investment operations:
Net investment income	0.17		0.33		0.34		0.36		0.38		0.38
Net realized and unrealized gain (loss)	(0.09)		0.09		0.66		(0.07)		0.41		(0.38)
Total income from investment operations	0.08		0.42		1.00		0.29		0.79		0.00
Less dividends from net investment income	(0.17)		(0.33)		(0.34)		(0.36)		(0.38)		(0.38)
Net asset value, end of period	$10.96		$11.05		$10.96		$10.30		$10.37		$9.96
Total Return†	0.75	% (1)	3.90%		9.81%		2.82%		8.14%		0.08%
Ratios to Average Net Assets:
Expenses	0.67	% (2)(3)	0.68	% (3)	0.70	% (3)	0.82	% (3)	0.88	% (3)	0.91%
Net investment income	3.12	% (2)	2.97%		3.08%		3.45%		3.78%		3.81%
Supplemental Data:
Net assets, end of period, in thousands	$200,606		$206,133		$143,939		$70,934		$55,138		$44,237
Portfolio turnover rate	11	% (1)	46%		31%		45%		24%		3%

†	Calculated based on the net asset value as of the last business day of the period.
(1)	Not annualized.
(2)	Annualized.
(3)	Does not reflect the effect of expense offset of 0.01%.

See Notes to Financial Statements

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Trustees

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Fergus Reid

Officers

Charles A. Fiumefreddo
Chairman of the Board

Mitchell M. Merin
President

Ronald E. Robison
Executive Vice President and Principal Executive Officer

Joseph J. McAlinden
Vice President

Barry Fink
Vice President

Amy R. Doberman
Vice President

Stefanie V. Chang
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Thomas F. Caloia
Vice President

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Investment Manager

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

© 2004 Morgan Stanley

37993RPT-RA04-00759P-Y09/04	MORGAN STANLEY FUNDS
Morgan Stanley Limited Term Municipal Trust Semiannual Report September 30, 2004

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End
Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 9. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 10 - Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded,

processed, summarized and reported within the time periods specified in the
Securities and Exchange Commission's rules and forms, based upon such officers'
evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

     There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year
(the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11 Exhibits

(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                       2

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Limited Term Municipal Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
November 19, 2004

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
November 19, 2004

/s/ Francis Smith
Francis Smith
Principal Financial Officer
November 19, 2004

                                       3

                                                                   EXHIBIT 11 B1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

                                 CERTIFICATIONS

I, Ronald E. Robison, certify that:

1.   I have reviewed this report on Form N-CSR of Morgan Stanley Limited Term
     Municipal Trust;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.   The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

a)   designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

[b) Omitted.]

c)   evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)   disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

                                       4

a)   all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

b)   any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.

Date: November 19, 2004

                                                     /s/ Ronald E. Robison
                                                     Ronald E. Robison
                                                     Principal Executive Officer

                                       5

                                                                   EXHIBIT 11 B2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

                                 CERTIFICATIONS

I, Francis Smith, certify that:

1.   I have reviewed this report on Form N-CSR of Morgan Stanley Limited Term
     Municipal Trust;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.   The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

a)   designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

[b) Omitted.]

c)   evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)   disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

a)   all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

                                       6

b)   any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.

Date: November 19, 2004

                                                     /s/ Francis Smith
                                                     Francis Smith
                                                     Principal Financial Officer

                                       7

                            SECTION 906 CERTIFICATION

                Certification Pursuant to 18 U.S.C. Section 1350,
                             As Adopted Pursuant to
                  Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley Limited Term Municipal Trust

     In connection with the Report on Form N-CSR (the "Report") of the above-named issuer for the period ended September 30, 2004 that is accompanied by this certification, the undersigned hereby certifies that:

1.   The Report fully complies with the requirements of Section 13(a) or 15(d)
     of the Securities Exchange Act of 1934; and

2.   The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: November 19, 2004                              /s/ Ronald E. Robison
                                                     ---------------------------
                                                     Ronald E. Robison
                                                     Principal Executive Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley Limited Term Municipal Trust and will be retained by
Morgan Stanley Limited Term Municipal Trust and furnished to the Securities and
Exchange Commission or its staff upon request.

                                       8

                            SECTION 906 CERTIFICATION

                Certification Pursuant to 18 U.S.C. Section 1350,
                             As Adopted Pursuant to
                  Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley Limited Term Municipal Trust

     In connection with the Report on Form N-CSR (the "Report") of the above-named issuer for the period ended September 30, 2004 that is accompanied by this certification, the undersigned hereby certifies that:

1.   The Report fully complies with the requirements of Section 13(a) or 15(d)
     of the Securities Exchange Act of 1934; and

2.   The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: November 19, 2004                              /s/ Francis Smith
                                                     ---------------------------
                                                     Francis Smith
                                                     Principal Financial Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley Limited Term Municipal Trust and will be retained by
Morgan Stanley Limited Term Municipal Trust and furnished to the Securities and
Exchange Commission or its staff upon request.

                                       9